AB
AllianceBernstein


The AllianceBernstein Growth Funds ("Growth Funds")
   -  AllianceBernstein Growth Fund
   -  AllianceBernstein Large Cap Growth Fund
   -  AllianceBernstein Small/Mid Cap Growth Fund
   -  AllianceBernstein Small Cap Growth Portfolio
   -  AllianceBernstein Global Thematic Growth Fund
   -  AllianceBernstein Global Growth Fund
   -  AllianceBernstein International Growth Fund
   -  AllianceBernstein Greater China '97 Fund
   -  AllianceBernstein U.S. Strategic Research Portfolio
AllianceBernstein Retirement Strategies ("Retirement Strategies")
   -  AllianceBernstein 2000 Retirement Strategy
   -  AllianceBernstein 2005 Retirement Strategy
   -  AllianceBernstein 2010 Retirement Strategy
   -  AllianceBernstein 2015 Retirement Strategy
   -  AllianceBernstein 2020 Retirement Strategy
   -  AllianceBernstein 2025 Retirement Strategy
   -  AllianceBernstein 2030 Retirement Strategy
   -  AllianceBernstein 2035 Retirement Strategy
   -  AllianceBernstein 2040 Retirement Strategy
   -  AllianceBernstein 2045 Retirement Strategy
   -  AllianceBernstein 2050 Retirement Strategy
   -  AllianceBernstein 2055 Retirement Strategy
AllianceBernstein Blended Style Series
   -  U.S. Large Cap Portfolio ("U.S. Large Cap")
AllianceBernstein Wealth Strategies ("Wealth Strategies")
   -  AllianceBernstein Conservative Wealth Strategy
   -  AllianceBernstein Tax-Managed Conservative Wealth Strategy
   -  AllianceBernstein Balanced Wealth Strategy
   -  AllianceBernstein Tax-Managed Balanced Wealth Strategy
   -  AllianceBernstein Wealth Appreciation Strategy
   -  AllianceBernstein Tax-Managed Wealth Appreciation Strategy
The AllianceBernstein Bond Funds ("Bond Funds")
   -  AllianceBernstein Intermediate Bond Portfolio
   -  AllianceBernstein Global Bond Fund
   -  AllianceBernstein Unconstrained Bond Fund
   -  AllianceBernstein High Income Fund
AllianceBernstein Exchange Reserves ("AEXR")
AllianceBernstein Municipal Income Portfolios ("Municipal Portfolios")
    -  National Portfolio
    -  High Income Municipal Portfolio
    -  California Portfolio
    -  Arizona Portfolio
    -  Massachusetts Portfolio
    -  Michigan Portfolio
    -  Minnesota Portfolio
    -  New Jersey Portfolio
    -  New York Portfolio
    -  Ohio Portfolio
    -  Pennsylvania Portfolio
    -  Virginia Portfolio
The AllianceBernstein Value Funds ("Value Funds")
    -  AllianceBernstein Value Fund
    -  AllianceBernstein Small/Mid Cap Value Fund
    -  AllianceBernstein International Value Fund
    -  AllianceBernstein Global Value Fund
    -  AllianceBernstein Growth and Income Fund
    -  AllianceBernstein Core Opportunities Fund
    -  AllianceBernstein Balanced Shares
    -  AllianceBernstein Global Real Estate Investment Fund
    -  AllianceBernstein Equity Income Fund
AllianceBernstein Inflation Strategies ("Inflation Strategies")
    -  AllianceBernstein Bond Inflation Strategy
    -  AllianceBernstein Municipal Bond Inflation Strategy
    -  AllianceBernstein Real Asset Strategy
AllianceBernstein Market Neutral Strategies ("Market Neutral Strategies")
    -  AllianceBernstein Market Neutral Strategy - U.S.
    -  AllianceBernstein Market Neutral Strategy - Global
AllianceBernstein Cap Fund, Inc.
    -  AllianceBernstein International Discovery Equity Portfolio
        ("International Discovery")


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Supplement  dated  March  24,  2011  to  the Statement of Additional Information
("SAI") dated November 1, 2010 of Growth Funds, the SAI dated December 31, 2010 of Retirement Strategies, the SAI dated December 31, 2010 of U.S. Large Cap, the SAI dated December 31, 2010 of Wealth Strategies, the SAI dated January 31, 2011 of Bond Funds, the SAI dated January 31, 2011 of AEXR, the SAI dated January 31, 2011 of Municipal Portfolios, the SAI dated March 1, 2011 of Value Funds, the SAI dated March 1, 2011 of Inflation Strategies, the SAI dated August 3, 2010 of Market Neutral Strategies and the SAI dated October 26, 2010 of International Discovery. Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".

                                   * * * * *

The following information replaces the first paragraph in the SAIs of the Funds under the heading "Shareholder Services - Exchange Privilege".

      You may exchange your investment in a Fund for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser) if the other AllianceBernstein Mutual Fund in which you wish to invest offers shares of the same class. In addition, (i) present officers and full-time employees of the Adviser, (ii) present Directors or Trustees of any AllianceBernstein Mutual Fund, (iii) certain employee benefit plans for employees of the Adviser, ABI, ABIS and their affiliates and (iv) certain persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI, under which such persons pay an asset-based fee for service in the nature of investment advisory or administrative services may, on a tax-free basis, exchange Class A or Class C shares of the Fund for Advisor Class shares of the Fund. Exchanges of shares are made at the NAV next determined and without sales or service charges. Exchanges may be made by telephone or written request. In order to receive a day's NAV, ABIS must receive and confirm a telephone exchange request by 4:00 p.m., Eastern time on that day.

                                   * * * * *

The following information replaces the third paragraph in the SAIs of the Funds under the heading "Shareholder Services - Exchange Privilege".

      Please read carefully the prospectus of the AllianceBernstein Mutual Fund into which you are exchanging before submitting the request. Call ABIS at (800) 221-5672 to exchange uncertificated shares. Except with respect to exchanges of Class A or Class C shares of a Fund for Advisor Class shares of the same Fund, exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be modified, restricted, or terminated on 60 days' written notice.

                                   * * * * *


This Supplement should be read in conjunction with the SAIs for the Funds.

You should retain this Supplement with your SAIs for future reference.


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used by permission of the owner, AllianceBernstein L.P.






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